Shareholders' equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve	10.00%
Percentage of total amount of capital reserve and retained earnings reserves to stated capital	25.00%
Retained earnings, reserve	¥ 190,227	¥ 182,518
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method	¥ 2,160,108
Reissuance of Treasury Stock
Stockholders Equity Note [Line Items]
Number of shares reissued			30,000,000
Reissuance of Treasury Stock | Daihatsu Motor Company Limited
Stockholders Equity Note [Line Items]
Number of shares reissued	52,856,096
Decrease in treasury stock	¥ 283,561
Gains (losses) on disposal of treasury stock	27,972
Increase in additional paid-in capital	27,972
Decrease in additional paid in capital due to acquisition of additional shares	53,742
Decrease in non controlling interest due to acquisition of additional shares	255,565
Decrease in accumulated other comprehensive income (loss) due to acquisition of additional shares	2,226
Other income (expense)
Stockholders Equity Note [Line Items]
Retirement of treasury stock			¥ 99,400
Treasury stock, at cost
Stockholders Equity Note [Line Items]
Retirement of treasury stock	(407,383)	(400,537)	(246,807)
Additional paid-in capital
Stockholders Equity Note [Line Items]
Retirement of treasury stock	27,374	1,048	4,624
Retained earnings
Stockholders Equity Note [Line Items]
Retirement of treasury stock	380,009	399,489	¥ 142,753
Parent Company
Stockholders Equity Note [Line Items]
Retained earnings, available for dividend payments	8,470,887	¥ 7,964,099
Cash dividends included in retained earnings at year-end	¥ 327,219
Cash dividends per common share	¥ 110